Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2016
Commitments, Guarantees and Contingent Liabilities

33. Commitments, Guarantees and Contingent Liabilities

Commitments—As of March 31, 2016, the Company and its subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥1,033 million.

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2017	¥7,959
2018	6,506
2019	5,626
2020	5,280
2021	4,171
Thereafter	37,699

Total	¥67,241

The Company and certain subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥10,217 million, ¥15,782 million and ¥14,036 million in fiscal 2014, 2015 and 2016, respectively.

Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥3,297 million, ¥4,231 million and ¥4,754 million in fiscal 2014, 2015 and 2016, respectively. The longest contract of them will mature in fiscal 2022. As of March 31, 2016, the amounts due are as follows:

Years ending March 31,	Millions of yen
2017	¥3,385
2018	2,918
2019	2,424
2020	1,822
2021	104
Thereafter	21

Total	¥10,674

The Company and certain subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, totaling ¥88,728 million as of March 31, 2016.

The Company and certain subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2016, the total unused credit and capital amount available is ¥347,603 million.

Guarantees—The Company and its subsidiaries apply ASC 460 (“Guarantees”), and at the inception of a guarantee, recognize a liability in the consolidated balance sheets at fair value for the guarantee within the scope of ASC 460. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2015 and 2016:

	2015			2016
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥439,253	¥4,959	2022	¥396,340	¥5,875	2023
Transferred loans	213,099	2,357	2045	174,322	1,587	2046
Consumer loans	117,153	11,773	2018	179,225	21,748	2018
Housing loans	59,743	6,422	2051	28,919	5,853	2051
Other	2,963	28	2024	482	179	2024

Total	¥832,211	¥25,539	—	¥779,288	¥35,242	—

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2015 and 2016, total notional amount of the loans subject to such guarantees are ¥1,204,000 million and ¥1,278,000 million, respectively, and book value of guarantee liabilities are ¥1,016 million and ¥1,080 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of the fiscal year. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2016.

Guarantee of transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Fannie Mae under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans.

There were no significant changes in the payment or performance risk of these guarantees in fiscal 2016.

Guarantee of consumer loans: A certain subsidiary guarantees consumer loans, typically card loans, issued by Japanese financial institutions. The subsidiary is obligated to pay the outstanding obligations when these loans become delinquent generally a month or more.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events.

There were no significant changes in the payment or performance risk of the guarantees in fiscal 2016.

Guarantee of housing loans: The Company and certain subsidiaries guarantee housing loans issued by Japanese financial institutions to third party individuals. The Company and the subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent three months or more. The housing loans are usually secured by the real properties. Once the Company and the subsidiaries assume the guaranteed parties’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events.

There were no significant changes in the payment or performance risk of the guarantees in fiscal 2016.

Other guarantees: Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.